Debt and Credit Agreements - Summary of Bank Commitments, Credit Facility Borrowings and Available Capacity (Details) - Revolving Credit Facility [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,700
Long-term line of credit/facility draws	0
Outstanding letters of credit	8
Actual available capacity	3,692
To support additional commercial paper	3,093
Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	98	$ 97
Corporate, Non-Segment [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	600
Outstanding letters of credit	6
Actual available capacity	594
Commonwealth Edison Co [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	1,000
Long-term line of credit/facility draws	0
Outstanding letters of credit	2
Actual available capacity	998
To support additional commercial paper	998
Commonwealth Edison Co [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Outstanding letters of credit	5
Line of Credit Facility, Current Borrowing Capacity	33	32
PECO Energy Co [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	600
Long-term line of credit/facility draws	0
Outstanding letters of credit	0
Actual available capacity	600
To support additional commercial paper	600
PECO Energy Co [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Outstanding letters of credit	1
Line of Credit Facility, Current Borrowing Capacity	33	33
Baltimore Gas and Electric Company [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	600
Long-term line of credit/facility draws	0
Outstanding letters of credit	0
Actual available capacity	600
To support additional commercial paper	470
Baltimore Gas and Electric Company [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Outstanding letters of credit	2
Line of Credit Facility, Current Borrowing Capacity	8	8
Pepco Holdings LLC [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	900
Long-term line of credit/facility draws	0
Outstanding letters of credit	0
Actual available capacity	900
To support additional commercial paper	431
Potomac Electric Power Company [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300
Long-term line of credit/facility draws	0
Outstanding letters of credit	0
Actual available capacity	300
To support additional commercial paper	125
Potomac Electric Power Company [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	8	8
Delmarva Power & Light Company [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300
Long-term line of credit/facility draws	0
Outstanding letters of credit	0
Actual available capacity	300
To support additional commercial paper	151
Delmarva Power & Light Company [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	8	8
Atlantic City Electric Company [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300
Long-term line of credit/facility draws	0
Outstanding letters of credit	0
Actual available capacity	300
To support additional commercial paper	155
Atlantic City Electric Company [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 8	$ 8